CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Regulated operations plant:
Gas plant	$ 9,453,907	$ 10,789,690
Less: accumulated depreciation	(2,674,157)	(3,397,736)
Construction work in progress	244,750	202,068
Net regulated operations plant	7,024,500	7,594,022
Other property and investments, net	1,281,172	1,316,479
Current assets:
Cash and cash equivalents	123,078	222,697
Accounts receivable, net of allowances	866,246	707,127
Accrued utility revenue	88,100	84,900
Income taxes receivable, net	8,738	16,816
Deferred purchased gas costs	450,120	291,145
Prepaid and other current assets	433,850	292,082
Current assets held for sale	1,737,530	0
Total current assets	3,707,662	1,614,767
Noncurrent assets:
Goodwill	787,250	1,781,332
Deferred income taxes	82	121
Deferred charges and other assets	395,948	458,536
Total noncurrent assets	1,183,280	2,239,989
Total assets	13,196,614	12,765,257
Capitalization:
Common stock	68,749	62,052
Additional paid-in capital	2,287,183	1,824,216
Accumulated other comprehensive loss, net	(44,242)	(46,761)
Retained earnings	747,069	1,114,313
Total Southwest Gas Holdings, Inc. equity	3,058,759	2,953,820
Redeemable noncontrolling interests	159,349	196,717
Long-term debt, less current maturities	4,403,299	4,115,684
Total capitalization	7,621,407	7,266,221
Commitments and contingencies (Note 10)
Current liabilities:
Current maturities of long-term debt	44,557	297,324
Short-term debt	1,542,806	1,909,000
Accounts payable	662,090	353,365
Customer deposits	51,182	59,327
Income taxes payable, net	2,690	6,734
Accrued general taxes	67,094	53,473
Accrued interest	38,556	30,964
Deferred purchased gas costs	0	5,736
Other current liabilities	369,743	396,126
Current liabilities held for sale	644,245	0
Total current liabilities	3,422,963	3,112,049
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net	682,067	768,868
Accumulated removal costs	445,000	480,583
Other deferred credits and other long-term liabilities	1,025,177	1,137,536
Total deferred income taxes and other credits	2,152,244	2,386,987
Total capitalization and liabilities	$ 13,196,614	$ 12,765,257